Financing Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
One Energy Enterprises Inc [Member]
Debt Instrument [Line Items]
FINANCING ARRANGEMENTS

7.	FINANCING ARRANGEMENTS
The table below summarizes the Company’s debt as of March 31, 2024, and December 31, 2023 (in whole dollars):

	March 31, 2024	December 31, 2023
Long-term debt – Project Finance	$14,015,447	$14,161,221
Long-term debt – Private Investor (related party)	13,503,449	12,695,602
Long-term debt other – Equipment Loans	312,629	339,300
Note payable – Mortgage (related party)	2,000,000	—

Total long-term debt	29,831,525	27,196,123

Less:
Current portion of long-term debt	(14,877,713)	(13,395,166)
Current portion of debt issuance cost	36,503	44,577
Current portion of net loan origination fees	84,770	113,025

Current portion of long-term debt, net	(14,756,440)	(13,237,564)

	March 31, 2024	December 31, 2023

Add:
Loan origination fees	(275,393)	(275,393)
Amortization	165,268	136,543

Net loan origination fees	(110,125)	(138,850)

Total long-term debt, net	$14,928,457	$13,775,132

As of March 31, 2024, the annual principal maturities of outstanding debt obligations for each of the next five years is as follows (in whole dollars):

Remainder of 2024	$14,435,537
2025	1,818,610
2026	1,335,619
2027	780,542
2028	817,862
Thereafter	10,643,355

$29,831,525

The total amount of debt that is secured by the consolidated VIEs but is non-recourse
to the Company as of March 31, 2024 and December 31, 2023, is $14,302,721 and $14,474,696, respectively.
OECC Fleet Alpha LLC – Project Finance
In September 2020, OECC Fleet Alpha LLC entered into a Term Loan Agreement with an outside lender for a term loan of $11,500,000 at an annual interest rate of 6.85%, payable in fixed quarterly payments over seventeen years. Loan origination fees of $265,000 were paid at the time of closing and were being amortized over the life of the loan. OECC FA’s equity in the Project Companies has been pledged as collateral to the lender. The loan also contains financial and operating performance covenants, including the maintenance of restricted cash reserves that could limit distributions to members.
During the three months ended March 31, 2024, the maintenance of restricted cash reserves required under the agreement increased from six months of debt service payments to nine months of debt service payment, in addition to the $
250,000 operating
reserve. The increase in required reserves was due to a decline in the Company’s debt service coverage ratio, as defined in the agreement. The Company expects to remain at this level of required reserves for the remainder of the fiscal year. Due to our financial performance and cash flow needs during the three months ended March 31, 2024, the Company was unable to meet this level of reserves at March 31, 2024 and was subject to a temporary hold on cash distributions out of OECC Fleet Alpha LLC. The Company has not yet replenished the reserve account to the required level, however, no event of default or violation of debt covenant has occurred as a result.
All
 financial performance covenants have been met for the three months ended March 31, 2024 and 2023. In June 2021, OECC Fleet Alpha LLC added $
2,000,000 of additional debt to its existing loan with an outside lender, and in December 2021, it added another $
1,500,000 to the same loan under similar terms. The interest rate increased to
8.00% with the initial increase in June 2021, but the term of the loan remains unchanged and matures in
September 2037
. Additional loan origination fees of $
56,400
were paid during 2021 and are being amortized over the life of the loan.
In October 2022, OECC Fleet Alpha LLC added $750,000 of additional debt to its existing loan with the outside lender under similar terms. The interest rate remained at 8.00%, and the term of the loan remained unchanged and matures in
September 2037
. The fixed quarterly payments are $428,188 which includes principal and interest. No additional loan origination fees were incurred with this closing.
In connection with the additional borrowing during 2021, OECC FA issued warrants to purchase 4,300 shares of OEE Class A Common Stock at a purchase price of $0.0001. These warrants expire at the earlier of ten years from issuance in June 2031 or upon the occurrence of (i) an IPO, (ii) a sale of substantially all assets of the Company, or (iii) a change of control, as defined in the Warrant Agreement. The warrant is treated as an equity instrument based on terms in the Warrant Agreement and is recorded at fair value on the issuance date with an allocation to additional paid in capital. The cost was recorded as a debt discount which will be amortized into interest expense over the remaining term of the loan agreement. The warrants were deemed to be immaterial on the date of issuance. The outside lender exercised all of their warrants for an immaterial amount in October 2023.
Private Investor and Note Payable – Mortgage
The Private Investor is a related party. The Private Investor’s notes mature at various dates up to December 31, 2024, and they carry interest rates of 25%. The accrued interest was capitalized to the principal. The notes are unsecured and require principal and interest at maturity.
See Note 8,
Financing Arrangements
, included in the Company’s consolidated financial statements for the year ended December 31, 2023 for additional disclosure of the Company’s private investor financing arrangements.
The outstanding balance on the Private Investor’s debt was $15,466,946 and $12,695,602, net of debt issuance costs of $36,503 and $0, at March 31, 2024 and December 31, 2023, respectively.
During March 2024, the Company entered into an ongoing short-term trade credit facility with a related party and both borrowed and repaid $745,000 within that month. The interest, at the rate of 5% per week, and all principal is required to be repaid no later than the end of each quarter. As such, the balance is $0 at March 31, 2024.
During March 2024, the Company borrowed $2.0 million from a related party at an interest rate of 12%. In April 2024 the facility was resized to a total of $3.0 million. The facility has a three-year term, and it is secured by a first mortgage on the Company’s office building in Findlay, Ohio. There is no prepayment penalty associated with this facility.
Equipment Loans
During 2022, the Company borrowed $491,235 from various financing organizations for the purchase of construction equipment. The loans have various interest rates between 5.1% and 7.0%, and they mature at various dates between February 2027 and July 2027. These loans are secured by the underlying equipment purchased.
The
outstanding balance on these loans was $312,629 and $339,300 at March 31, 2024 and December 31, 2023, respectively.
See Note 8,
Financing Arrangements
, included in the Company’s consolidated financial statements for the year ended December 31, 2023 for additional disclosure of the Company’s financing arrangements.

8.	FINANCING ARRANGEMENTS
The table below summarizes the Company’s debt as of the years ended December 31, 2023, and 2022 (in whole dollars):

	December 31,
	2023	2022
Long-term debt – OEE Buyer, LLC (related party)	$—	$15,000,000
Long-term debt – Project Finance	14,161,221	14,713,645
Long-term debt – Private Investors (related party)	12,695,602	10,810,702
Long-term debt other – Equipment Loans	339,300	441,868
Note payable – Institutional Investor	—	1,000,000

Total long-term debt	27,196,123	41,966,215

Less:
Current portion of long-term debt	(13,395,166)	(4,654,764)
Current portion of debt issuance cost	44,577	—
Current portion of net loan origination fees	113,025	—

Current portion of long-term debt, net	(13,237,564)	(4,654,764)

Add:
Loan origination fees	(275,393)	(2,120,690)
Amortization	136,543	2,092,987

Net loan origination fees	(138,850)	(27,703)

Add:
Debt issuance cost	—	(103,517)
Amortization	—	23,004

Net debt issuance cost	—	(80,513)

Total long-term debt, net	$13,775,132	$37,203,235

As of December 31, 2023, the annual principal maturities of outstanding debt obligations for each of the next five years is as follows (
in
whole
dollars):

2024	$13,395,166
2025	749,718
2026	809,479
2027	780,542
2028	817,862
Thereafter	10,643,356

$27,196,123

OECC Fleet Alpha LLC – Project Finance
In September 2020, OECC Fleet Alpha LLC entered into a Term Loan Agreement with an outside lender for a term loan of $11,500,000 at an annual interest rate of 6.85%, payable in fixed quarterly payments over seventeen years. Loan origination fees of $265,000 were paid at the time of closing and were being amortized over the life of the loan. OECC FA’s equity in the Project Companies has been pledged as collateral to the lender. The loan also contains financial and operating performance covenants, including the maintenance of restricted cash reserves that could limit distributions to members. The covenants have been met for the years ended December 31, 2023
,
and 2022.
In June 2021, OECC Fleet Alpha LLC added $2,000,000 of additional debt to its existing loan with an outside lender, and in December 2021, it added another $1,500,000 to the same loan under similar terms. The interest rate increased to 8.00% with the initial increase in June 2021, but the term of the loan remains unchanged and matures in
September 2037
. Additional loan origination fees of $56,400 were paid during 2021 and are being amortized over the life of the loan.
In October 2022, OECC Fleet Alpha LLC added $750,000 of additional debt to its existing loan with the outside lender under similar terms. The interest rate remained at 8.00%, and the term of the loan remained unchanged and matures in
September 2037
. The fixed quarterly payments are $428,188 which includes principal and interest. No additional loan origination fees were incurred with this closing.
In connection with the additional borrowing during 2021, OECC FA issued warrants to purchase 4,300 shares of OEE Class A Common Stock at a purchase price of $0.0001. These warrants expire at the earlier of ten years from issuance in June 2031 or upon the occurrence of (i) an IPO, (ii) a sale of substantially all assets of the Company, or (iii) a change of control, as defined in the Warrant Agreement. The warrant is treated as an equity instrument based on terms in the Warrant Agreement and is recorded at fair value on the issuance date with an allocation to additional paid in capital. The cost was recorded as a debt discount which will be amortized into interest expense over the remaining term of the loan agreement. The warrants were deemed to be immaterial on the date of issuance. The outside lender exercised all of their warrants for an immaterial amount in October 2023.
Private Investors
The Private Investors are related parties that include a board member and a stockholder. The Private Investors’ notes mature at various dates up to December 31, 2024, and they carry interest rates between 8% and 25%.
The accrued interest was capitalized to the principal. The notes are unsecured and require principal and interest at maturity.
In connection with the Private Investor (Stockholder) borrowing during 2022, the Company issued warrants to purchase 4,350 shares of OEE Class A Common Stock at a purchase price of $0.0001. These warrants expire at the earlier of ten years from issuance in May 2032 or upon the occurrence of (i) an IPO, (ii) a sale of substantially all assets of the Company, or (iii) a change of control, as defined in the Warrant Agreement.

This warrant is treated as an equity instrument based on terms in this Warrant Agreement and is recorded at fair value on the issuance date with an allocation to additional paid in capital. The cost was recorded as a debt discount and amortized into interest expense over the remaining term of the note agreement which ended April 10, 2023. The warrants had an aggregate value of
$103,517 on the date of issuance.
On December 22, 2022, the Company entered into a convertible promissory note conversion agreement, in lieu of repayment, with the Private Investor (Board Member) to automatically convert $1,000,000 of debt to preferred stock at the Company’s next round of Qualified Financing (defined as aggregate gross proceeds of at least $10,000,000) at the purchase price paid by other investors during the round of financing. The Private Investor (Stockholder) debt is not convertible.
On April 10, 2023, the Stockholder’s private investor debt was restructured with all accrued interest of $2,667,175 converted
 to 5,961 shares of Class A Common Stock at a price of $447.41 per share.

Upon conversion of the accrued interest, the 5,961 shares issued were fair valued at $2,252,445. Due to the involvement of a related party, the $414,731 difference between the fair value of the Class A Common Stock issued and the price at which the debt was converted was accounted for as a capital contribution.
The remaining Stockholder’s private investor debt included $5,000,000 which is due on December 31, 2024, and $5,830,700 which is due on the earlier of the Company obtaining $50,000,000 in equity contributions or December 31, 2024. The Company borrowed additional funds in 2023 from the Stockholder in the aggregate amount of $3,220,000, of which $2,425,000 was repaid. All remaining Stockholder’s private investor debt carries an interest rate of 25% per year, with interest added to the principal balance at the end of each quarter.
Additionally, on April 10, 2023, the Board Member’s private investor debt of $1,000,000 was converted to 2,235 shares of Series A Preferred Stock at a price of $447.41 per share, and the accrued interest was paid in cash.
The outstanding balance on the Private Investors’ debt was $12,695,602 and $10,730,189, net of debt issuance costs of $0 and $80,513, at December 31, 2023 and 2022, respectively, comprised of the following:

	December 31,
	2023	2022
Private Investor (Stockholder), net of debt issuance costs	$12,695,602	$9,730,189
Private Investor (Board Member)	—	1,000,000

Total Private Investor Debt	$12,695,602	$10,730,189

Equipment Loans
During 2022, the Company borrowed $491,235 from various financing organizations for the purchase of construction equipment. The loans have various interest rates between 5.1% and 7.0%, and they mature at various dates between February 2027 and July 2027. These loans are secured by the underlying equipment purchased.
The outstanding balance on these loans was $339,300 and $441,868 at December 31, 2023 and 2022, respectively.
OEE Buyer, LLC and Institutional Investor
Following an Exchange Agreement, a Note Assignment Agreement, and a Debt Restructuring Agreement (“DRA”) between the Company, OEE Buyer, LLC and the Institutional Investor, resulting in the recognition of $72,621,827 in debt forgiveness that was treated as a capital contribution, the following was outstanding as of December 31, 2021:

a.
A note payable balance of $15,000,000 with an interest rate of 5.00% per year based on a full calendar year due and payable in full on
January 1, 2023
. In 2022, the maturity date was extended to January 1, 2025.

b.
OEE Buyer, LLC forgave all current defaults under the Note Purchase Agreement and amended the Company guaranty to state that only One Energy Enterprises Inc. was the sole guarantor of the remaining debt.

c.
OEE Buyer, LLC was granted the right to convert the $15,000,000 to Class A Common Stock on a
1:1
value basis. OEE Buyer, LLC has sole discretion to select the predetermined valuation methods identified in the Debt Restructuring Agreement in such a conversion.

d.	The note payable to the Institutional Investor was unimpacted by the Debt Restructuring Agreement and had a balance of $2,000,000.
On April 10, 2023, the OEE Buyer debt of $15,000,000 was converted to 33,526 shares of Class A Common Stock based on and aligned with the equity value of the Company agreed-upon in concurrent equity transactions.
Upon conversion of the debt, the 33,526 shares issued were fair valued at $12,666,126. Due to the involvement of a related party, the $2,333,873 difference between the fair value of the Class A Common Stock issued and the price at which the debt was converted was accounted for as a capital contribution.
The accrued interest of $
955,479
on the OEE Buyer debt was forgiven and treated as a capital contribution.
Institutional Investor Mortgage
As part of a debt restructuring, the Company entered into a Note agreement for $3,000,000 with an Institutional Investor that was secured by a first mortgage on the Company’s corporate office building. As per the above (see
OEE Buyer, LLC and Institutional Investor
), on December 31, 2021
,
the note had a balance of $
2,000,000
. The note was
non-recourse
to the Company and carried no interest and had a term of 3 years. The Note was paid
o
ff in March 2023 and the mortgage was released. The Company no longer has any financial relationship with the Institutional Investor.